Capital Management (Tables)	12 Months Ended
Dec. 31, 2018
Regulated Operations [Abstract]
Summary of Company's Capital Structure
At December 31, 2018 and 2017, the Company’s capital structure was as follows:

December 31 (millions of dollars)	2018	2017
Long-term debt payable within one year	731	752
Short-term notes payable	1,252	926
Bank indebtedness	—	3
Less: cash and cash equivalents	(492)	—
	1,491	1,681

Long-term debt	9,978	9,315
Preferred shares	486	486
Common shares	4,312	4,856
Retained earnings	5,137	5,183
Total capital	21,404	21,521